Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings Per Share
EARNINGS PER SHARE
Basic earnings per share is calculated by dividing the profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.
Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. For the years ended December 31, 2018 and 2017, the Company had outstanding share options that would potentially dilute the ordinary shares. For the year ended December 31, 2016, the Company had outstanding share options and restricted share units that would potentially dilute the ordinary shares.
The calculation of basic and diluted earnings per share is based on the following:

	Year ended December 31,
	2018	2017	2016
Profit attributable to equity holders of the Company (US$ in millions)	$1,875	$1,603	$1,224
Weighted average number of shares for basic earnings per share (thousand shares)	8,078,946	8,072,709	8,070,042
Adjustments for share options and restricted share units (thousand shares)	7,328	4,544	1,609
Weighted average number of shares for diluted earnings per share (thousand shares)	8,086,274	8,077,253	8,071,651
Earnings per share, basic	US23.21 cents	US19.86 cents	US15.17 cents
Earnings per share, basic(i)	HK181.75 cents	HK155.22 cents	HK117.65 cents
Earnings per share, diluted	US23.19 cents	US19.85 cents	US15.17 cents
Earnings per share, diluted(i)	HK181.59 cents	HK155.14 cents	HK117.65 cents

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(i)
The translation of US$ amounts into HK$ amounts has been made at the exchange rate on December 31, 2018, 2017 and 2016 of US$1.00 to HK$7.8306, US$1.00 to HK$7.8157 and US$1.00 to HK$7.7555, respectively.